Net Income (Loss) Per Share	12 Months Ended
Dec. 31, 2023
Earnings per share [abstract]
Net Income (Loss) Per Share	NET INCOME (LOSS) PER SHARE
The calculations of basic and diluted EPS for the years ended December 31, 2023 and 2022 were as follows:

	2023			2022
	Weighted average shares outstanding	Net income	Net income per share	Weighted average shares outstanding	Net loss	Net loss per share
Basic EPS	312,765,516	$28,884	$0.09	304,001,631	$(106,027)	$(0.35)
Dilutive RSUs and pRSUs	3,295,575	—		—	—
Dilutive stock options	241,773	—		—	—
Diluted EPS	316,302,864	$28,884	$0.09	304,001,631	$(106,027)	$(0.35)
The outstanding instruments at December 31, 2023 that could potentially dilute basic EPS in the future but were not included in the calculation of diluted EPS as they were anti-dilutive for the year ended December 31, 2023 were 71.8 million shares issuable for convertible notes, 2.0 million equity-settled pRSUs and 0.1 million stock options (2022 – 44.5 million shares issuable for convertible notes, 1.9 million equity-settled RSUs and pRSUs, 1.9 million stock options and 0.6 million warrants.